                                             MetLife Letterhead

                                             JOHN B. TOWERS
                                             COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

MetLife Life and Annuity Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                September 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Life and Annuity Company of Connecticut
    MetLife Life and Annuity Company of CT Variable
    Annuity Separate Account 2002
    File No. 811-21221

Commissioners:

Semi-Annual Reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife Life and Annuity Company of CT Variable Annuity Account 2002 of MetLife Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of The Alger American Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000941568, File No. 811-07261.

The Semi-Annual Reports for certain series of Dreyfus Socially Responsible Growth Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000890064, File No. 811-07044.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolio are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-Annual Reports for certain series of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002 File No. 811-21221
Page 2


The Semi-Annual Reports for certain portfolios of DWS Investment VIT Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

The Semi-Annual Reports for certain portfolios of DWS Variable Series I, are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John B. Towers
                                        John B. Towers
                                        Counsel
                                        Metropolitan Life Insurance Company